Balance Sheets (USD $)	Nov. 30, 2011	May 31, 2011
Current Assets:
Cash	$ 40,660	$ 37,300
Accounts receivable	130,001
Accounts receivable-related party	28,500	25,500
Other current assets	11,288	1,288
Total Current Assets	210,449	64,088
Property, plant & equipment, cost	1,400
Total Assets	211,849	64,088
Current liabilities:
Client Deposits/Retainers	2,299	3,500
Accrued payroll	13,111
Accounts and accrued expenses payable	24,740	11,058
Accounts and accrued expenses payable - related party	115,803	44,375
Total Liabilities	155,953	58,933
Stockholders' Equity
Preferred stock - $.001 par value; 50,000,000 shares authorized; none and none issued and outstanding, respectively
Common stock - $.001 par value; 500,000,000 shares authorized; 25,203,708 and 25,018,523 shares issued and outstanding, respectively	25,203	25,018
Common stock - $.001 par value; 185,186 shares subscribed not issued	159,820	157,112
Additional paid-in capital	159,820	157,112
Less: Amount due from subscriber under subscription agreement	(33,334)	(66,667)
Accumulated deficit	(95,978)	(110,678)
Total Stockholders' Equity	55,896	5,155
Total Liabilities And Stockholders' Equity	$ 211,849	$ 64,088